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                          UNITED HIGH INCOME FUND, INC.
                                6300 LAMAR AVENUE
                                 P. O. BOX 29217
                       SHAWNEE MISSION, KANSAS 66201-9217


June 29, 2000

Securities and Exchange Commission
450 Fifth Street, N. W.
Judiciary Plaza
Washington, D. C. 20549

Re:  United High Income Fund, Inc.
     File Nos. 2-63643 and 811-2907/CIK No. 310254

Dear Sir or Madam:

We are hereby transmitting for filing through EDGAR Post-Effective Amendment No. 31 to the Registration Statement under the Securities Act of 1933 and Amendment No. 28 under the Investment Company Act of 1940 for the above-referenced Fund. This transmission contains a conformed signature page, a conformed opinion of counsel and the conformed consent of the Fund's independent auditors. The manually signed originals of these documents are maintained at the offices of the Fund.

The primary purpose of this Amendment is to reflect the name change of the Fund to Waddell & Reed Advisors High Income Fund, Inc. and to include audited financial statements for the Fund for its fiscal year ended March 31, 2000. The Amendment also updates other information in the Fund's prospectus and statement of additional information and reflects non-material language, organizational and editorial changes, including the use of a combined prospectus with other funds in the fund complex.

This filing is being made pursuant to paragraph (b) of Rule 485. It is proposed that this filing will become effective June 30, 2000.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (913) 236-1923.

Very truly yours,



/s/ Kristen A. Richards
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Kristen A. Richards
Vice President and Secretary

KAR:sw